Adoption of New IFRS Pronouncements	12 Months Ended
Dec. 31, 2019
Adoption of New IFRS Pronouncements [Abstract]
Adoption of New IFRS Pronouncements
Adoption of New IFRS Pronouncements

a)	Leases

We adopted IFRS 16 as at January 1, 2019 in accordance with the transitional provisions outlined in the standard, using a cumulative catch-up approach where we recorded leases from that date forward and did not restate comparative information. We recorded right-of-use assets of $280 million within property, plant and equipment, measured at either an amount equal to the lease liability or their carrying amount as if IFRS 16 had been applied since the commencement date, discounted using our incremental borrowing rate on January 1, 2019. We recorded lease liabilities of $342 million as at January 1, 2019 and reclassified $338 million of lease liabilities that were previously presented with debt on the balance sheet. The net of tax difference between right-of-use assets and lease liabilities recognized on transition of $43 million was recorded as a retained earnings adjustment on January 1, 2019.

IFRS 16 eliminates the classification of leases as either operating or finance leases for a lessee, and all leases will be recorded on the balance sheet for the lessee.

As part of the initial application of IFRS 16 we elected to apply the following practical expedients:

•	the previous determination of whether a contract is, or contains, a lease pursuant to IAS 17 and IFRIC 4 has been maintained for existing contracts;

•
not recognize a right-of-use asset or lease liability for leases where the lease term ends within 12 months of the date of initial application, with the exception of a portfolio of equipment leases in our steelmaking coal business unit;

•	rely on our assessment of whether leases are onerous contracts as an alternative to an impairment review;

•	exclude initial direct costs from the right-of-use asset; and

•	use hindsight when assessing the lease term.

Reconciliation of lease liabilities as at January 1, 2019

(CAD$ in millions)
Future aggregate minimum lease payments under operating leases as at December 31, 2018	$439
Recognition exemptions and other	(2)
$437
Effect of discounting at the incremental borrowing rate	(95)
Lease liabilities arising on initial application of IFRS 16	342
Lease liabilities from finance leases previously recorded in debt	338
Total lease liabilities as at January 1, 2019	$680

The weighted average incremental borrowing rate for lease liabilities initially recognized as at January 1, 2019 was 4.97%.

b)	Uncertainty Over Income Tax Treatments

We adopted IFRIC 23 on January 1, 2019 with retrospective application. IFRIC 23 clarifies the recognition and measurement requirements when there is uncertainty over income tax treatments. The effect of uncertain tax treatments are recognized at the most likely amount or expected value. The adoption of IFRIC 23 did not affect our financial results or disclosures.